Note 5 - Premises and Equipment (Details) - Premises and Equipment (USD $)	Dec. 31, 2013	Dec. 31, 2012
Premises and Equipment [Abstract]
Land and improvements	$ 2,479,913	$ 2,479,913
Buildings	9,188,883	9,011,523
Equipment	3,977,234	3,999,020
	15,646,030	15,490,456
Less accumulated depreciation	6,480,498	6,272,580
Premises and equipment, net	$ 9,165,532	$ 9,217,876